Assets Pledged as Collateral (Tables)	12 Months Ended
Dec. 31, 2021
Pledged Assets [Abstract]
Schedule of assets pledged as collateral
8.1 Details of assets pledged as collateral as of December 31, 2020 and 2021, are as follows:

		December 31, 2020
Assets pledged	Pledgee	Carrying amount		Reasons of pledge
		(In millions of Korean won)
Due from financial institutions	Korea Federation of Savings Banks and others	￦	1,293,930	Borrowings from bank and others
Financial assets at fair value through profit or loss	The Korea Securities Depository and others		10,733,047	Repurchase agreements
	The Korea Securities Depository and others		7,009,580	Securities borrowing transactions
	Samsung Futures Inc. and others		730,774	Derivatives transactions

			18,473,401

Financial assets at fair value through other comprehensive income	The Korea Securities Depository and others		2,216,165	Repurchase agreements
	The Korea Securities Depository and others		1,322,998	Securities borrowing transactions
	The Bank of Korea		2,837,452	Borrowings from the Bank of Korea
	The Bank of Korea		1,610,691	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		270,089	Derivatives transactions

			8,257,395

Securities measured at amortized cost	The Korea Securities Depository and others		664,438	Repurchase agreements
	The Bank of Korea		4,295,149	Borrowings from the Bank of Korea
	The Bank of Korea		3,677,922	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		103,748	Derivatives transactions
	Others		598,187	Others

			9,339,444

Mortgage loans	Others		10,699,721	Covered bond

Real estate	LGIM COMMERCIAL LENDING Ltd. and others		1,480,942	Borrowings from bank and others

		￦	49,544,833

		December 31, 2021
Assets pledged	Pledgee	Carrying amount		Reasons of pledge
		(In millions of Korean won)
Due from financial institutions	Shinhan Banks and others	￦	1,163,138	Borrowings from bank and others
Financial assets at fair value through profit or loss	The Korea Securities Depository and others		8,689,639	Repurchase agreements
	The Korea Securities Depository and others		9,294,924	Securities borrowing transactions
	Samsung Futures Inc. and others		1,039,656	Derivatives transactions

			19,024,219

Financial assets at fair value through other comprehensive income	The Korea Securities Depository and others		2,048,029	Repurchase agreements
	The Korea Securities Depository and others		1,523,593	Securities borrowing transactions
	The Bank of Korea		2,843,426	Borrowings from the Bank of Korea
	The Bank of Korea		1,249,049	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		709,390	Derivatives transactions

			8,373,487

Securities measured at amortized cost	The Korea Securities Depository and others		494,973	Repurchase agreements
	The Bank of Korea		4,847,855	Borrowings from the Bank of Korea
	The Bank of Korea		3,948,622	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		144,014	Derivatives transactions
	Others		268,767	Others

			9,704,231

Loans	Others		9,659,575	Covered bond and others

Real estate	LGIM COMMERCIAL LENDING Ltd. and others		1,598,553	Borrowings from bank and others

		￦	49,523,203

Schedule of the fair values of collateral available to sell or repledge And Collateral Sold Or repledged
8.2 Fair value of collateral available to sell or repledge, and collateral sold or repledged, regardless of debtor’s default as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Fair value of collateral held		Fair value of collateral sold or repledged		Total
	(In millions of Korean won)
Securities	￦	3,732,013	￦	—	￦	3,732,013

	December 31, 2021
	Fair value of collateral held		Fair value of collateral sold or repledged		Total
	(In millions of Korean won)
Securities	￦	6,451,850	￦	—	￦	6,451,850